UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS, INC.

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	March 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 98.57%

Beverages - 3.56%
1,892	PepsiCo, Inc.	$ 149,676

Computer & Office Equipment - 4.25%
836	International Business Machine Corp.	178,319

Construction, Mining & Materials Handling Machinery & Equipment - 2.25%
1,299	Dover Corp.	94,671

Crude Petroleum & Natural Gas - 2.23%
1,193	Occidental Petroleum Corp.	93,495

Drilling Oil & Gas Wells - 1.61%
972	Diamond Offshore Drilling, Inc.	67,612

Electric & Other Services Combined - 1.12%
1,360	Exelon Corp.	46,893

Electrical Work - 3.39%
4,984	Quanta Services, Inc. *	142,443

+B65Electronic Connectors - 3.93%
2,872	Amphenol Corp. Class-A	214,395

Fire, Marine & Casualty Insurance - 3.83%
1,838	Chubb Corp.	160,880

Gold & Silver Ores - .00%
1,892	Newmont Mining Corp.	79,256

Hospital & Medical Service Plans - 1.76%
1,117	Wellpoint, Inc.	73,979

Instruments For Measuring & Testing of Electricity - 2.26%
2,264	Agilent Technologies, Inc.	95,020

Investment Advice - 2.67%
744	Franklin Resources, Inc.	112,203

Life Insurance - 2.97%
3,282	MetLife, Inc.	124,782

National Commercial Banks - 5.97%
2,416	JP Morgan Chase & Co.	114,663
2,044	PNC Financial Services Group, Inc.	135,926
		250,589
Oil & Gas Field Machinery & Equipment - 2.27%
1,345	National Oilwell Varco, Inc.	95,159

Perfumes, Cosmetics & Other Toilet Preparations - 4.48%
1,595	Colgate Palmolive Co.	188,258

Petroleum Refining - 3.93%
3,624	Valero Energy Corp.	164,856

Pharmaceutical Preparations - 5.72%
1,542	Actavis, Inc. *	142,034
3,191	Endo Pharmaceuticals Holdings, Inc. *	98,155
		240,189
Public Building & Related Furniture - 3.63%
2,530	Be Aerospace, Inc. *	152,508

Railroads, Line-Haul Operating - 3.63%
1,975	Norfolk Southern Corp.	152,233

Retail-Variety Stores - 3.67%
2,059	Wal-Mart Stores, Inc.	154,075

Rubber & Plastics Footwear - 4.87%
3,464	Nike, Inc. Class-B	204,411

Semiconductors & Related Devices - 2.93%
5,174	Applied Materials, Inc.	69,745
2,431	Intel Corp.	53,081
		122,826
Services-Miscellaneous Amusement & Recreation - 4.15%
3,069	Walt Disney Co.	174,319

Services-Prepackaged Software - 2.63%
3,859	Microsoft Corp.	110,387

Special Industry Miachinery (No Metalworking Machinery) - 3.36%
2,672	Pentair Ltd.	140,948

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.22%
1,109	Nucor Corp.	51,180

Telephone Communications (No Radio Telephone) - 2.60%
2,978	AT&T, Inc.	109,263

Wholesale - Drugs, Proprietaries & Druggists' Sundries - .07%
3,776	AmerisourceBergen Corp.	194,275

TOTAL FOR COMMON STOCKS (Cost $2,848,194) - 98.57%		$ 4,139,100

SHORT TERM INVESTMENTS - 1.35%
56,769	First American Government Obligation Fund Class Y 0.02% ** (Cost $56,769)	56,769

TOTAL INVESTMENTS (Cost $2,904,963) - 99.92%		$ 4,195,869

OTHER ASSETS LESS LIABILITIES - .08%		3,209

NET ASSETS - 100.00%		$ 4,199,078

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS

At March 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,904,963 amounted to $1,290,906, which consisted of aggregate gross unrealized appreciation of $1,380,482 and aggregate gross unrealized depreciation of $89,576.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,139,100	$0	$0	$4,139,100
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$56,769	$0	$0	$56,769
Total	$4,195,869	$0	$0	$4,195,869

	Manor Growth Fund
	Schedule of Investments
	March 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 95.56%

Beverages - 3.78%
3,534	Constellation Brands, Inc. Class-A *	$ 168,360

Biological Products (No Diagnostic Substances) - 3.28%
2,987	Gilead Sciences, Inc. *	146,184

Communications Services, NEC - 4.03%
3,167	Directv, Inc. Class-A *	179,284

Crude Petroleum & Natural Gas - 1.60%
1,909	Southwestern Energy Co. *	71,129

Electronic Computers - 3.97%
399	Apple, Inc.	176,621

Engines & Turbines - 4.65%
1,789	Cummins, Inc.	207,184

Fire, Marine & Casualty Insurance - 3.83%
1,917	Ace Ltd.	170,555

Iron & Steel Foundries - 4.44%
1,042	Precision Castparts Corp.	197,584

Leather & Leather Products - 2.24%
1,993	Coach, Inc.	99,630

Measuring & Controlling Devices - 7.07%
2,292	Thermo Fisher Scientific, Inc.	175,315
4,648	Trimble Navigation Ltd. *	139,347
		314,662
Oil & Gas Field Services - 1.86%
1,106	Schlumberger Ltd.	82,828

Optical Instruments & Lenses - 2.38%
2,013	KLA Tencor Corp.	106,166

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.64%
1,430	Edwards Lifesciences Corp. *	117,489

Petroleum Refining - 2.79%
1,737	Hess Corp. *	124,387

Pharmaceutical Preparations - 5.45%
1,685	Abbot Laboratories	59,514
1,685	Abbvie, Inc.	68,714
986	Celgene Corp. *	114,287
		242,515
Retail-Drug Stores & Proprietary Stores - 3.37%
2,604	Express Scripts, Inc. Class-C *	150,042

Retail-Home Furniture, Furnishings & Equipment Stores - 2.81%
1,945	Bed Bath & Beyond, Inc. *	125,297

Retail-Variety Stores - 2.96%
2,723	Dollar Tree, Inc. *	131,875

Semiconductors & Related Devices - 5.22%
3,031	Texas Instruments, Inc.	107,540
3,275	Xilinx, Inc.	125,007
		232,547
Services-Business Services - 5.19%
427	MasterCard, Inc.	231,063

Services-Computer Programming, Data Processing, Etc. - 3.50%
196	Google, Inc. Class-A *	155,661

Services-Help Supply Services - 3.23%
3,830	Half Robert International, Inc.	143,740

Services-Prepackaged Software - 5.22%
2,715	Microsoft Corp.	77,663
4,780	Oracle Corp.	154,537
		232,200
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 6.74%
2,652	Church & Dwight Co., Inc.	171,399
1,669	Procter & Gamble Co.	128,613
		300,012
Wholesale-Motor Vehicles & Motor Vechicle Parts & Supplies - 3.32%
6,789	LKQ Corp. *	147,729

TOTAL FOR COMMON STOCKS (Cost $2,663,745) - 95.56%		$ 4,254,744

SHORT TERM INVESTMENTS - 4.20%
186,869	First American Government Obligation Fund Class Y 0.02% ** (Cost $186,869)	186,869

TOTAL INVESTMENTS (Cost $2,850,614) - 99.76%		4,441,613

OTHER ASSETS LESS LIABILITIES - .24%		10,753

NET ASSETS - 100.00%		$ 4,452,366

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2013

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS

At March 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,850,614 amounted to $1,590,999, which consisted of aggregate gross unrealized appreciation of $1,658,314 and aggregate gross unrealized depreciation of $67,315.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,254,744	$0	$0	$4,254,744
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$186,869	$0	$0	$186,869
Total	$4,441,613	$0	$0	$4,441,613

	Manor Bond Fund
	Schedule of Investments
	March 31, 2013 (Unaudited)

Shares		Value

US TREASURY NOTES - 98.88%
250,000	US Treasury Note 0.500% Due 11/15/2013	$ 250,586
375,000	US Treasury Note 1.000% Due 03/31/2017	381,650
250,000	US Treasury Note 1.000% Due 11/30/2019	222,891
350,000	US Treasury Note 1.250% Due 10/31/2015	358,394
250,000	US Treasury Note 1.375% Due 11/30/2018	256,485
200,000	US Treasury Note 3.875% Due 02/15/2013	200,312

TOTAL FOR US TREASURY NOTES (Cost $1,636,736) - 98.88%		$ 1,670,318

SHORT TERM INVESTMENTS - 1.19%
20,066	First American Treasury Obligation Class Y 0.02% * (Cost $20,066)	20,066

TOTAL INVESTMENTS (Cost $1,656,802) - 100.07%		1,690,384

LIABILITIES IN EXCESS OF OTHER ASSETS - -.07%		(1,172)

NET ASSETS - 100.00%		$ 1,689,212

* Variable rate security; the coupon rate shown represents the yield at March 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,656,802 amounted to $33,583, which consisted of aggregate gross unrealized appreciation of  $33,583 and aggregate gross unrealized depreciation of $0.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$0	$0	$0	$0
Exchange Traded Funds	$0	$0	$0	$0
US Treasury Notes	$1,670,318	$0	$0	$1,670,318
Cash Equivalents	$20,066	$0	$0	$20,066
Total	$1,690,384	$0	$0	$1,690,384

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

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Daniel A. Morris

President

May 20, 2013

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel A. Morris

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Daniel A. Morris

President

May 20, 2013